CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net Loss from continuing operations	$ (1,830)	(11,514)	(56,339)	(29,903)
Loss (income) from discontinued operations	5,081	31,977	592	(9,264)
Adjustments to reconcile net loss to net cash generated from operating activities:
Depreciation of property and equipment	10,701	67,351	57,761	56,961
Amortization of acquired intangible assets	85	536	2,775	11,679
Provision for (recovery of) doubtful debts	442	2,786	77	(15)
Impairment of acquired intangible assets and goodwill				6,920
Loss from disposal of property and equipment	771	4,852	1	67
Deferred tax benefit	(325)	(2,043)	(24,064)	(1,023)
Interest expense	733	4,616	3,705	14,538
Foreign exchange loss	701	4,411	4,963	661
Share-based compensation	4,283	26,956	72,162	14,391
Post-acquisition settlement consideration (Note 4(a))	1,137	7,158	37,858
Gain on disposal of Shanghai JNet (Note 4(b))	(4,880)	(30,716)
Changes in operating assets and liabilities excluding the impact arising from acquisition of subsidiaries and interests in variable interest entities:
Accounts receivable	(9,000)	(56,643)	(53,248)	(6,178)
Prepaid expense and other current assets	(2,843)	(17,891)	(7,143)	(2,086)
Amounts due from related parties			356	840
Accounts payable	867	5,457	37,252	(12,262)
Accrued employee benefits	948	5,969	906	897
Accrued expenses and other payables	(1,489)	(9,372)	2,559	3,980
Amounts due (from) to related parties			(187)	5
Income tax payable	3,937	24,776	14,802	4,071
Net cash provided by operating activities	9,319	58,666	94,788	54,279
Cash flows from investing activities:
Purchases of property and equipment	(12,324)	(77,563)	(45,950)	(37,542)
Deconsolidation of a consolidated VIE	(350)	(2,204)
Increase in amounts due from related parties (Note 22)				(14,681)
Cash paid pursuant to post-acquisition settlement consideration agreement (Note 4(a))	(681)	(4,286)	(9,629)
Cash paid for available-for-sale investments (Note 11)	(15,760)	(99,190)
Cash paid for long term investment (Note 10)	(1,452)	(9,136)
Proceeds from disposal of property and equipment			4	4,455
Net cash used in investing activities	(30,567)	(192,379)	(55,575)	(47,768)
Cash flows from financing activities:
Proceeds from issuance of Series C redeemable convertible preferred shares			34,586	40,427
Net proceeds from the initial public offering			494,050
Proceeds from bank borrowings				12,000
Repayment of bank borrowings			(11,276)	(5,062)
Proceeds from employee share options exercised	639	4,019
Payment for repurchase of ADS/ordinary shares	(10,110)	(63,631)	(20,486)
Payment of dividend				(2,070)
Net cash provided by (used in) financing activities	(9,471)	(59,612)	496,874	45,295
Net increase (decrease) in cash and cash equivalents	(30,719)	(193,325)	536,087	51,806
Cash and cash equivalents at beginning of the year	94,171	592,706	64,702	12,883
Effect of foreign exchange rate changes on cash	(1,084)	(6,846)	(8,083)	13
Cash and cash equivalents at end of the year	62,368	392,535	592,706	64,702
Supplemental disclosures of cash flow information:
Income taxes paid	1,292	8,129	804	390
Interest paid	86	539	708	1,649
Interest received	355	2,233	275	110
Supplemental disclosures of non-cash activities:
Acquisition of property and equipment through capital leases			13,569	1,498
Conversion of 2008 convertible notes into Series C redeemable convertible preferred shares				24,639
Imputed interest for amount due to related party				1,769
Acquisition of property and equipment included in accrued expenses and other payables	(2,273)	(14,304)	28,343	(19,247)
Conversion of redeemable convertible preferred shares into ordinary shares concurrent with initial public offering			524,599